UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     JDS Capital Management
Address:  780 3rd Avenue, 45th Floor
          New York, NY 10017-2024

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      Barbara Tomasulo
Title:
Phone:     212-833-9921
Signature, Place and Date of Signing:

    Barbara Tomasulo  January 26, 2004


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    115228



List of Other Included Managers:

 No.  13F File Number     Name

 01                       JDS Capital Management

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALVARION LTD COM STK           COMMON STOCK     M0861T100     5775   500000 SH       SOLE     01          500000        0        0
D GEMSTAR-TV GUIDE INT           COMMON STOCK     36866W106     7102  1400000 SH       SOLE     01         1400000        0        0
D HUTCHINSON TECHNOLOGY INC      COMMON STOCK     448407106     4613   150000 SH       SOLE     01          150000        0        0
D IBIS TECHNOLOGY CORP COM       COMMON STOCK     450909106     1688   150000 SH       SOLE     01          150000        0        0
D KOMAG INC COM                  COMMON STOCK     500453204    23542  2015558 SH       SOLE     01         2015558        0        0
D MAXTOR  CORP COM               COMMON STOCK     577729205     6660   600000 SH       SOLE     01          600000        0        0
D METALINK LTD                   COMMON STOCK     M69897102     2100   300000 SH       SOLE     01          300000        0        0
D NASDAQ-100 SHARES COM US ETFS  OPTIONS - PUTS   6311004MI    36460  1000000 SH  PUT  SOLE     01         1000000        0        0
D REALNETWORKS INC COM           COMMON STOCK     75605L104     7994  1400000 SH       SOLE     01         1400000        0        0
D REDBACK NETWORKS INC SEE CUSIP COMMON STOCK     757209101     4158 18000000 SH       SOLE     01        18000000        0        0
D SIGMA DESIGN COM               COMMON STOCK     826565103     7530  1000000 SH       SOLE     01         1000000        0        0
D TEEKAY SHIPPING CORP COM STK   COMMON STOCK     Y8564W103     1711    30000 SH       SOLE     01           30000        0        0
D WESTERN DIGITAL CORP COM       OPTIONS - CALLS  9581020BV     5895   500000 SH  CALL SOLE     01          500000        0        0
S REPORT SUMMARY                 13 DATA RECORDS              115228        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED